Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2020
Marketable Securities
Summary of amortized cost, gross unrealized gains and losses, and estimated fair values of the Company's investments in fixed maturity debt securities

	Amortized	Gross	Gross	Estimated
	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed Maturity Debt Securities
U.S. Treasuries	$240	$6	$—	$246
Corporates	261	5	(1)	265
U.S. states, territories, and political subdivisions	141	5	—	146
Total Fixed Maturity Debt Securities	$642	$16	$(1)	$657

Summary of amortized cost and estimated fair value of the Company's fixed maturity debt securities

	Amortized	Estimated
	Cost	Fair Value
Due in one year or less	$77	$78
Due after one year through five years	379	388
Due after five years through ten years	186	191
Total	$642	$657

Summary of gross unrealized losses in fixed maturity debt securities
	Less Than 12 Months		12 Months or more		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Fixed maturity debt securities:
Corporate Bonds	$39	$(1)	$—	$—	$39	$(1)
Total Fixed Maturity Debt Securities	$39	$(1)	$—	$—	$39	$(1)

Summary of cost and estimated fair values of the Company's investments in equity securities

		Estimated
	Cost	Fair Value
Equity securities	$335	$375

Summary of proceeds from sales and maturities, gross realized gains, gross realized losses, and net realized gains (losses) from sales and maturities of fixed maturity debt securities

		Gross	Gross	Net
	Proceeds	Realized Gains	Realized Losses	Realized (Losses)
Fixed maturity debt securities	$18	$—	$—	$—
Equity securities	50	1	(2)	(1)
Total Marketable Securities	$68	$1	$(2)	$(1)